Financial Instruments - Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 61,871	£ 61,446
Liabilities at fair value	31,928	51,037
Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	8,375	31,109
Derivative Financial Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	1,466	17,613
Financial Liabilities Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	£ 1,238	2,315
Liabilities held for sale [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Valuation technique	A, B, C & D
Liabilities at fair value	£ 20,849
Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	19,158	30,555
Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	3,838	19,942
Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	2,710	2,096
Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	13,681	8,853
Assets Held For Sale [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 22,484
Valuation technique	A, B, C & D
Level 1 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 23,277	24,447
Liabilities at fair value	2,032	3,695
Level 1 [Member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	190	3,694
Level 1 [Member] | Derivative Financial Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	0	1
Level 1 [Member] | Financial Liabilities Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	0	0
Level 1 [Member] | Liabilities held for sale [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	1,842
Level 1 [Member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	8,299	15,474
Level 1 [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	0	0
Level 1 [Member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	205	184
Level 1 [Member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	12,807	8,789
Level 1 [Member] | Assets Held For Sale [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	1,966
Level 2 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	37,985	36,642
Liabilities at fair value	29,851	47,273
Level 2 [Member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	8,185	27,415
Level 2 [Member] | Derivative Financial Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	1,428	17,549
Level 2 [Member] | Financial Liabilities Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	1,232	2,309
Level 2 [Member] | Liabilities held for sale [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	19,006
Level 2 [Member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	10,859	15,081
Level 2 [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	3,776	19,878
Level 2 [Member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	2,281	1,672
Level 2 [Member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	699	11
Level 2 [Member] | Assets Held For Sale [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	20,370
Level 3 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	609	357
Liabilities at fair value	45	69
Level 3 [Member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	0	0
Level 3 [Member] | Derivative Financial Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	38	63
Level 3 [Member] | Financial Liabilities Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	6	6
Level 3 [Member] | Liabilities held for sale [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	1
Level 3 [Member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	0	0
Level 3 [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	62	64
Level 3 [Member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	224	240
Level 3 [Member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	175	53
Level 3 [Member] | Assets Held For Sale [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	148
Securities Purchased Under Resale Agreements [member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 3,740	8,870
Valuation technique	A
Securities Purchased Under Resale Agreements [member] | Level 2 [Member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 3,740	8,870
Debt Securities [member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value		5,156
Valuation technique	-
Debt Securities [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 1,019	547
Valuation technique	A & B
Debt Securities [member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 13,506
Valuation technique	D
Debt Securities [member] | Level 1 [Member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value		5,156
Debt Securities [member] | Level 1 [Member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 189	184
Debt Securities [member] | Level 1 [Member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	12,807
Debt Securities [member] | Level 2 [Member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	677	187
Debt Securities [member] | Level 2 [Member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	699
Debt Securities [member] | Level 3 [Member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	153	176
Equity Securities [member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 8,264	9,662
Valuation technique	-
Equity Securities [member] | Level 1 [Member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 8,264	9,662
Cash Collateral [member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Valuation technique	A
Liabilities at fair value	£ 2,573	1,911
Cash Collateral [member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 7,082	6,156
Valuation technique	A
Cash Collateral [member] | Level 2 [Member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	£ 2,573	1,911
Cash Collateral [member] | Level 2 [Member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	7,082	6,156
Short-term Loans [member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 72	711
Valuation technique	A
Short-term Loans [member] | Level 1 [Member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 35	656
Short-term Loans [member] | Level 2 [Member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 37	55
Exchange Rate Contracts [member] | Derivative Financial Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Valuation technique	A
Liabilities at fair value	£ 421	4,191
Exchange Rate Contracts [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 2,429	6,077
Valuation technique	A
Exchange Rate Contracts [member] | Level 2 [Member] | Derivative Financial Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	£ 421	4,176
Exchange Rate Contracts [member] | Level 2 [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	2,427	6,061
Exchange Rate Contracts [member] | Level 3 [Member] | Derivative Financial Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value		15
Exchange Rate Contracts [member] | Level 3 [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 2	16
Interest Rate Contracts [member] | Derivative Financial Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Valuation technique	A & C
Liabilities at fair value	£ 603	12,725
Interest Rate Contracts [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 610	12,968
Valuation technique	A & C
Interest Rate Contracts [member] | Level 2 [Member] | Derivative Financial Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	£ 603	12,720
Interest Rate Contracts [member] | Level 2 [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 610	12,956
Interest Rate Contracts [member] | Level 3 [Member] | Derivative Financial Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value		5
Interest Rate Contracts [member] | Level 3 [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value		12
Equity and Credit Contracts [member] | Derivative Financial Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Valuation technique	B & D
Liabilities at fair value	£ 442	697
Equity and Credit Contracts [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 799	897
Valuation technique	B & D
Equity and Credit Contracts [member] | Level 1 [Member] | Derivative Financial Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value		1
Equity and Credit Contracts [member] | Level 2 [Member] | Derivative Financial Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	£ 404	653
Equity and Credit Contracts [member] | Level 2 [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	739	861
Equity and Credit Contracts [member] | Level 3 [Member] | Derivative Financial Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	38	43
Equity and Credit Contracts [member] | Level 3 [Member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	60	36
Loans and advances to customers [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 1,675	1,549
Valuation technique	A
Loans and advances to customers [member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 175
Valuation technique	D
Loans and advances to customers [member] | Level 2 [Member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 1,604	1,485
Loans and advances to customers [member] | Level 3 [Member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	71	64
Loans and advances to customers [member] | Level 3 [Member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	175
Equity Securities [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 16
Valuation technique	B
Equity Securities [member] | Level 1 [Member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value	£ 16
Available for sale debt securities [member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value		8,772
Valuation technique	C
Available for sale debt securities [member] | Level 1 [Member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value		8,770
Available for sale debt securities [member] | Level 2 [Member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value		2
Available for sale debt securities [member] | Level 3 [Member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value		0
Available for sale equity securities [member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value		81
Valuation technique	B
Available for sale equity securities [member] | Level 1 [Member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value		19
Available for sale equity securities [member] | Level 2 [Member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value		9
Available for sale equity securities [member] | Level 3 [Member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets at fair value		53
Securities Sold Under Repurchase Agreements [member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Valuation technique	A
Liabilities at fair value	£ 5,612	25,504
Securities Sold Under Repurchase Agreements [member] | Level 2 [Member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	£ 5,612	25,504
Short Positions in Securities and Unsettled Trades [member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Valuation technique	-
Liabilities at fair value	£ 190	3,694
Short Positions in Securities and Unsettled Trades [member] | Level 1 [Member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	£ 190	3,694
Debt Securities [member] | Financial Liabilities Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Valuation technique	A
Liabilities at fair value	£ 1,095	1,635
Debt Securities [member] | Level 2 [Member] | Financial Liabilities Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	1,089	1,629
Debt Securities [member] | Level 3 [Member] | Financial Liabilities Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	£ 6	6
Structured Deposits [member] | Financial Liabilities Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Valuation technique	A
Liabilities at fair value	£ 143	680
Structured Deposits [member] | Level 2 [Member] | Financial Liabilities Designated at Fair Value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities at fair value	£ 143	£ 680